Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Related Party Transactions [Text Block]

11. Related Party Transactions

Related party balances

The following amounts due to related parties are included in accounts payable and accrued liabilities:

	December 31, 2019	December 31, 2018
Companies controlled by directors of the Company	$48,375	$214,361
Directors or officers of the Company	58,927	512,140
	$107,302	$726,501

These amounts are unsecured, non-interest bearing and have no fixed terms of repayment.

The Company incurred the following transactions with companies that are controlled by directors and/or officers of the Company. The transactions were measured at the amount agreed to by the parties.

	December 31, 2019	December 31, 2018	December 31, 2017
Research and development	$166,023	$125,000	$180,000
General and administration	—	247,000	33,000
	$166,023	$372,000	$213,000

Key management compensation

Key management personnel are persons responsible for planning, directing and controlling the activities of an entity, and include executive directors, the Chief Executive Officer and the Chief Financial Officer.

	December 31, 2019	December 31, 2018	December 31, 2017
General and administrative - salaries and contracts	$336,000	$380,435	$240,000
Directors' fees	70,500	54,750	55,000
Stock-based compensation	26,275	293,367	115,800
	$432,775	$728,552	$410,800

Preference shares

Three directors of the Company purchased 325,000 preference shares for $130,000 (Note 9) in total.